PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 5 - PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2015	2014
	($ in thousands)
Cost:
Computer equipment	$221	$242
Office furniture and equipment	104	110
Machinery and equipment	961	951
Leasehold improvements	143	194
	1,429	1,497
Less - accumulated depreciation and amortization	(957)	(875)
Net carrying amount	$472	$622

b.	Depreciation and amortization expenses totaled approximately $152,000 and $163,000 for the years ended December 31, 2015 and 2014, respectively.